Consolidated statements of financial position - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Non-current assets
Other non-current assets	$ 186	$ 128
Tangible fixed assets	2,206,618	2,286,430
Right-of-use assets	516	1,033
Total non-current assets	2,207,320	2,287,591
Current assets
Trade and other receivables	16,265	7,147
Inventories	3,036	3,353
Prepayments and other current assets	2,691	1,597
Derivative financial instruments		372
Cash and cash equivalents	103,736	96,884
Total current assets	125,728	109,353
Total assets	2,333,048	2,396,944
Owners'/partners' equity
Common unitholders (46,860,182 units issued and outstanding as of December 31, 2019 and 47,517,824 units issued and outstanding as of December 31, 2020)	594,901	606,811
General partner (1,021,336 units issued and outstanding as of December 31, 2019 and December 31, 2020)	11,028	11,271
Preference unitholders (5,750,000 Series A Preference Units, 4,600,000 Series B Preference Units and 4,000,000 Series C Preference Units issued and outstanding as of December 31, 2019 and December 31, 2020)	347,889	347,889
Total owners'/partners' equity	953,818	965,971
Current liabilities
Trade accounts payable	13,578	16,630
Due to related parties	7,525	5,642
Derivative financial instruments	8,185	2,607
Other payables and accruals	50,679	51,570
Borrowings-current portion	104,908	109,822
Lease liabilities-current portion	332	472
Total current liabilities	185,207	186,743
Non-current liabilities
Derivative financial instruments	12,152	6,688
Borrowings-non-current portion	1,180,635	1,236,202
Lease liabilities-non-current portion	112	414
Other non-current liabilities	1,124	926
Total non-current liabilities	1,194,023	1,244,230
Total owners'/partners' equity and liabilities	$ 2,333,048	$ 2,396,944